File No. 333-65498      CIK #1123069


                       Securities and Exchange Commission
                           Washington, D.C. 20549

                                 Post-Effective
                               Amendment No. 4 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                     Van Kampen Focus Portfolios, Series 300
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                           1221 Avenue of the Americas
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER LLP
  Attention: Amy R. Doberman                          Attention: Mark J. Kneedy
  1221 Avenue of the Americas                         111 West Monroe Street
  New York, New York 10020                            Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on November 23, 2005 pursuant to paragraph (b) of Rule 485.


VAN KAMPEN FOCUS PORTFOLIOS, SERIES 300

FINANCIAL INSTITUTIONS PORTFOLIO, SERIES 11B
THE ROARING 2000sSM PORTFOLIO, SERIES 14B

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------



                                    THE TRUST

         Van Kampen Focus Portfolios, Series 300 includes the underlying unit investment trusts described above (the "Trusts"). The Trusts invest in a diversified portfolio of stocks.

                      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                     DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS NOVEMBER 23, 2005




       VAN KAMPEN
       INVESTMENTS
       SHINE




                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 300

                  FINANCIAL INSTITUTIONS PORTFOLIO, SERIES 11B

                    THE ROARING 2000sSM PORTFOLIO, SERIES 14B

                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION

                             AS OF SEPTEMBER 7, 2005

                         SPONSOR: VAN KAMPEN FUNDS INC.

                   SUPERVISOR: VAN KAMPEN ASSET MANAGEMENT (4)

                          TRUSTEE: THE BANK OF NEW YORK

                                                                                    FINANCIAL           THE ROARING
                                                                                   INSTITUTIONS            2000sSM
                                                                                    PORTFOLIO            PORTFOLIO
                                                                                 ----------------     ----------------
GENERAL INFORMATION
Number of Units                                                                        36,410.098          93,606.804
Fractional Undivided Interest in Trust per Unit                                      1/36,410.098        1/93,606.804
Public Offering Price:
      Aggregate Value of Securities in Portfolio (1)                            $      419,306.58    $     899,547.31
      Aggregate Value of Securities per Unit (including accumulated dividends)  $        11.51620    $        9.60980
      Sales Charge 3.00% (3.093% of Aggregate Value of Securities excluding
         principal cash per Unit) (3)                                           $         0.35620    $        0.29720
      Public Offering Price per Unit (2)(3)                                     $        11.87240    $        9.90700
Redemption Price per Unit                                                       $        11.51620    $        9.60980
Secondary Market Repurchase Price per Unit                                      $        11.51620    $        9.60980
Excess of Public Offering Price per Unit Over Redemption Price per Unit         $         0.35620    $        0.29720

Supervisor's Annual Supervisory Fee                  $.0025 per Unit
Sponsor's Annual Bookkeeping
   and Administration Service Fee                    $.0015 per Unit
Evaluation Time                                      Close of the New York Stock Exchange
Initial Date of Deposit                              August 21, 2001
Mandatory Termination Date                           November 7, 2006

     Minimum Termination Value The Trust may be terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of such Trust is less than $3,000,000.

Estimated Annual Expenses per Unit                                              $         0.12221    $        0.06246
Estimated Net Annual Dividends per Unit                                         $         0.28338    $        0.12413

Trustee's Annual fee                                 $.0095 per Unit

Record Date                  TENTH day of June and December.
Distribution Date            TWENTY-FIFTH day of June and December.

--------------------------------------------------------------------------------

(1) Equity Securities are valued at the closing sale price, or if no such price exists, at the closing bid price thereof.

(2) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(3) Commencing August 21, 2002, and on each August 21st thereafter, the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 3.00%.

(4) Notwithstanding anything to the contrary in Prospectus Part II, the Supervisor is Van Kampen Asset Management.





                  FINANCIAL INSTITUTIONS PORTFOLIO, SERIES 11B

                              PER UNIT INFORMATION

                                                               2002 (1)         2003           2004           2005
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.90  $        8.43 $        9.07  $       11.12
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        8.43  $        9.07 $       11.12  $       11.78
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.15  $        0.19 $        0.27  $        0.27
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $          -- $          --  $          --
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $        0.08  $        0.70 $        1.04  $        0.07
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        116,928         94,570        45,455         36,410

--------------------------------------------------------------------------------

(1)  For the period from August 21, 2001 (date of deposit) through July 31,
     2002.


                    THE ROARING 2000sSM PORTFOLIO, SERIES 14B

                              PER UNIT INFORMATION

                                                               2002 (1)         2003           2004           2005
                                                              ------------   ------------  ------------   ------------
Net asset value per Unit at beginning of period............  $        9.90  $        7.89 $        7.62  $        8.99
                                                              ============   ============  ============   ============
Net asset value per Unit at end of period..................  $        7.89  $        7.62 $        8.99  $        9.65
                                                              ============   ============  ============   ============
Distributions to Unitholders of investment income including
   accumulated dividends paid on Units redeemed
   (average Units outstanding for entire period)...........  $        0.07  $        0.09 $        0.12  $        0.17
                                                              ============   ============  ============   ============
Distributions to Unitholders from Equity Security sales
   proceeds (average Units outstanding for entire period)..  $          --  $          -- $          --  $        0.28
                                                              ============   ============  ============   ============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period).................  $      (0.87)  $      (0.02) $        1.56  $        0.80
                                                              ============   ============  ============   ============
Units outstanding at end of period.........................        149,124        128,197       110,390         94,894

--------------------------------------------------------------------------------

(1)  For the period from August 21, 2001 (date of deposit) through July 31,
     2002.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF VAN KAMPEN FOCUS PORTFOLIOS, SERIES 300 (FINANCIAL INSTITUTIONS PORTFOLIO, SERIES 11B AND THE ROARING 2000sSM PORTFOLIO, SERIES 14B):

   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolios of Financial Institutions Portfolio, Series 11B and The Roaring 2000sSM Portfolio, Series 14B (included in Van Kampen Focus Portfolios, Series 300) as of July 31, 2005 and the related statements of operations and changes in net assets for each of the three years ended July 31, 2005. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee and Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at July 31, 2005 by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Financial Institutions Portfolio, Series 11B and The Roaring 2000sSM Portfolio, Series 14B (included in Van Kampen Focus Portfolios, Series 300) as of July 31, 2005 and the results of operations and changes in net assets for each of the three years ended July 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   September 16, 2005




                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 300

                             STATEMENTS OF CONDITION

                                  JULY 31, 2005

                                                                                     FINANCIAL          THE ROARING
                                                                                    INSTITUTIONS          2000sSM
                                                                                     PORTFOLIO          PORTFOLIO
                                                                                -------------------  -----------------
   Trust property
      Cash                                                                      $                --  $              --
      Securities at market value, (cost $311,893 and $803,052) (note 1)                     437,319            918,004
      Accumulated dividends                                                                     370                822
                                                                                -------------------  -----------------
                                                                                $           437,689  $         918,826
                                                                                -------------------  -----------------
   Liabilities and interest to Unitholders
      Cash Overdraft                                                            $             8,789  $           3,124
      Interest to Unitholders                                                               428,900            915,702
                                                                                -------------------  -----------------
                                                                                $          437,689   $         918,826
                                                                                -------------------  -----------------

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (36,410 and 94,894 Units of fractional undivided interest outstanding)
      Cost to original investors of 154,815 and 180,574 Units (note 1)          $         1,470,826  $       1,763,559
        Less initial underwriting commission (note 3)                                        73,590             86,359
                                                                                -------------------  -----------------
                                                                                          1,397,236          1,677,200
        Less redemption of 118,405 and 85,680 Units                                       1,154,377            753,158
                                                                                -------------------  -----------------
                                                                                            242,859            924,042
      Overdistributed net investment income
        Net Investment Income                                                                44,598             25,593
        Less distributions to Unitholders                                                    68,156             54,728
                                                                                -------------------  -----------------
                                                                                           (23,558)           (29,135)
      Realized gain (loss) on Securities sale                                               131,716            (8,642)
      Unrealized appreciation (depreciation) of Securities (note 2)                         125,426            114,952
      Distributions to Unitholders of Security sale proceeds                                     --           (28,487)
      Deferred sales charge                                                                (47,543)           (57,028)
                                                                                -------------------  -----------------
          Net asset value to Unitholders                                        $           428,900  $         915,702
                                                                                -------------------  -----------------

   Net asset value per Unit (36,410 and 94,894 Units outstanding)               $             11.78  $            9.65
                                                                                -------------------  -----------------

        The accompanying notes are an integral part of these statements.


                  FINANCIAL INSTITUTIONS PORTFOLIO, SERIES 11B

                            STATEMENTS OF OPERATIONS

                              YEARS ENDED JULY 31,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    19,376    $    17,353    $    10,821
      Expenses
         Trustee fees and expenses.........................................          4,848          4,294          4,250
         Evaluator fees....................................................            192            146             94
         Organizational fees...............................................            --             --             100
         Supervisory fees..................................................            138             78             67
                                                                               ------------   ------------   ------------
            Total expenses.................................................          5,178          4,518          4,511
                                                                               ------------   ------------   ------------
         Net investment income.............................................         14,198         12,835          6,310
   Realized gain (loss) from Security sale
      Proceeds.............................................................        197,728        534,650        109,455
      Cost.................................................................        206,938        404,091         82,644
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................         (9,210)       130,559         26,811
   Net change in unrealized appreciation (depreciation) of Securities......         66,503         47,218          2,680
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS.......................................    $    71,491    $   190,612    $    35,801
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
                              YEARS ENDED JULY 31,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $    14,198    $    12,835    $     6,310
      Realized gain (loss) on Securities sales.............................         (9,210)       130,559         26,811
      Net change in unrealized appreciation (depreciation) of Securities...         66,503         47,218          2,680
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...         71,491        190,612         35,801
   Distributions to Unitholders from:
      Net investment income................................................        (19,686)       (19,452)       (11,022)
      Security sale or redemption proceeds.................................            --             --              --
      Redemption of Units..................................................       (193,693)      (534,731)      (105,399)
      Deferred sales charge................................................            --             --              --
                                                                               ------------   ------------    ------------
         Total increase (decrease).........................................       (141,888)      (363,571)       (80,620)
   Net asset value to Unitholders
      Beginning of period..................................................        985,913        857,371        505,246
      Additional Securities purchased from the proceeds of Unit Sales......         13,346         11,446          4,274
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(12,229), $(18,846) and $(23,558), respectively).................    $   857,371    $   505,246    $   428,900
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.


                    THE ROARING 2000sSM PORTFOLIO, SERIES 14B

                            STATEMENTS OF OPERATIONS

                              YEARS ENDED JULY 31,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    12,535    $    13,793    $    17,379
      Expenses
         Trustee fees and expenses.........................................          5,730          5,325          5,225
         Evaluator fees....................................................            230            207            183
         Organizational fees...............................................            --             --             200
         Supervisory fees..................................................            176            131            161
                                                                               ------------   ------------   ------------
            Total expenses.................................................          6,136          5,663          5,769
                                                                               ------------   ------------   ------------
         Net investment income.............................................          6,399          8,130         11,610
   Realized gain (loss) from Security sale
      Proceeds.............................................................        166,867        167,123        198,858
      Cost.................................................................        203,206        159,213        171,121
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        (36,339)         7,910         27,737
   Net change in unrealized appreciation (depreciation) of Securities......         (3,097)       172,400         75,920
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS.......................................    $   (33,037)   $   188,440    $   115,267
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
                              YEARS ENDED JULY 31,

                                                                                   2003          2004           2005
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $     6,399    $     8,130    $    11,610
      Realized gain (loss) on Securities sales.............................        (36,339)         7,910         27,737
      Net change in unrealized appreciation (depreciation) of Securities...         (3,097)       172,400         75,920
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...        (33,037)       188,440        115,267
   Distributions to Unitholders from:
      Net investment income................................................        (12,412)       (13,887)       (17,603)
      Security sale or redemption proceeds.................................            --             --         (28,487)
      Redemption of Units..................................................       (160,882)      (161,152)      (166,024)
      Deferred sales charge................................................            --             --              --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................       (206,331)        13,401        (96,847)
   Net asset value to Unitholders
      Beginning of period..................................................      1,176,412        976,244        992,458
      Additional Securities purchased from the proceeds of Unit Sales......          6,163          2,813         20,091
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(17,385), $(23,142) and $(29,135), respectively).................    $   976,244    $   992,458    $   915,702
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.





FINANCIAL INSTITUTIONS PORTFOLIO, SERIES  11B                                            PORTFOLIO AS OF JULY 31, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
            377   AmeriCredit Corporation                                               $   26.7200     $       10,073
------------------------------------------------------------------------------------------------------------------------
            407   Arthur J. Gallagher & Company                                             27.8900             11,351
------------------------------------------------------------------------------------------------------------------------
            837   Banc of America Investment Services, Inc.                                 43.6000             36,493
------------------------------------------------------------------------------------------------------------------------
            266   Capital One Financial Corporation                                         82.5000             21,945
------------------------------------------------------------------------------------------------------------------------
            296   Citigroup, Inc.                                                           43.5000             12,876
------------------------------------------------------------------------------------------------------------------------
            495   Compass Bancshares, Inc.                                                  48.2100             23,864
------------------------------------------------------------------------------------------------------------------------
          1,164   Countrywide Credit Industries, Inc.                                       36.0000             41,904
------------------------------------------------------------------------------------------------------------------------
            206   Everest Re Group, Ltd.                                                    97.4000             20,064
------------------------------------------------------------------------------------------------------------------------
            162   Fannie Mae                                                                55.8600              9,049
------------------------------------------------------------------------------------------------------------------------
            123   HSBC Holdings Plc                                                         80.9900              9,962
------------------------------------------------------------------------------------------------------------------------
            856   JPMorgan Chase & Company                                                  35.1400             30,080
------------------------------------------------------------------------------------------------------------------------
            255   MBIA, Inc.                                                                60.7400             15,489
------------------------------------------------------------------------------------------------------------------------
            614   MBNA Corporation                                                          25.1600             15,448
------------------------------------------------------------------------------------------------------------------------
            205   MGIC Investment Corporation                                               68.5800             14,059
------------------------------------------------------------------------------------------------------------------------
            734   Moody's Corporation                                                       47.3100             34,725
------------------------------------------------------------------------------------------------------------------------
            730   Old Republic International Corporation                                    26.2600             19,170
------------------------------------------------------------------------------------------------------------------------
              9   Piper Jaffray Company                                                     34.4100                310
------------------------------------------------------------------------------------------------------------------------
            410   PMI Group, Inc.                                                           40.9500             16,790
------------------------------------------------------------------------------------------------------------------------
            217   PNC Financial Services Group                                              54.8200             11,896
------------------------------------------------------------------------------------------------------------------------
             23   St Paul Companies, Inc.                                                   44.0200              1,012
------------------------------------------------------------------------------------------------------------------------
            198   SunTrust Banks, Inc.                                                      72.7200             14,399
------------------------------------------------------------------------------------------------------------------------
            319   Torchmark Corporation                                                     52.2700             16,674
------------------------------------------------------------------------------------------------------------------------
            580   U.S. Bancorp                                                              30.0600             17,435
------------------------------------------------------------------------------------------------------------------------
            339   Washington Mutual, Inc.                                                   42.4800             14,401
------------------------------------------------------------------------------------------------------------------------
            291   Wells Fargo, Inc.                                                         61.3400             17,850
---------------                                                                                         ---------------
         10,113                                                                                         $      437,319
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.



THE ROARING 2000sSM PORTFOLIO, SERIES 14B                                                PORTFOLIO AS OF JULY 31, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
          1,635   Applied Materials, Inc.                                               $   18.4600     $       30,182
------------------------------------------------------------------------------------------------------------------------
            675   Baxter International, Inc.                                                39.2700             26,507
------------------------------------------------------------------------------------------------------------------------
            705   Biogen Idec, Inc.                                                         39.2900             27,699
------------------------------------------------------------------------------------------------------------------------
            499   Cardinal Health, Inc.                                                     59.5800             29,730
------------------------------------------------------------------------------------------------------------------------
          3,160   Countrywide Credit Industries, Inc.                                       36.0000            113,760
------------------------------------------------------------------------------------------------------------------------
            601   Electronic Data Systems Corporation                                       20.5700             12,363
------------------------------------------------------------------------------------------------------------------------
            437   Fannie Mae                                                                55.8600             24,411
------------------------------------------------------------------------------------------------------------------------
            562   Fifth Third Bancorp                                                       43.1000             24,222
------------------------------------------------------------------------------------------------------------------------
          1,113   Golden West Financial Corporation                                         65.1200             72,479
------------------------------------------------------------------------------------------------------------------------
             15   J.M. Smucker Company                                                      47.5700                713
------------------------------------------------------------------------------------------------------------------------
            652   Johnson & Johnson                                                         63.9600             41,702
------------------------------------------------------------------------------------------------------------------------
          1,184   McDonald's Corporation                                                    31.1700             36,905
------------------------------------------------------------------------------------------------------------------------
          1,160   Microsoft Corporation                                                     25.6100             29,708
------------------------------------------------------------------------------------------------------------------------
          2,071   Nokia Oyj                                                                 15.9500             33,032
------------------------------------------------------------------------------------------------------------------------
            853   Pfizer, Inc.                                                              26.5000             22,605
------------------------------------------------------------------------------------------------------------------------
            983   Procter & Gamble Company                                                  55.6300             54,684
------------------------------------------------------------------------------------------------------------------------
          1,135   QUALCOMM, Inc.                                                            39.4900             44,821
------------------------------------------------------------------------------------------------------------------------
          1,731   Sara Lee Corporation                                                      19.9300             34,499
------------------------------------------------------------------------------------------------------------------------
          2,460   Sun Microsystems, Inc.                                                     3.8400              9,446
------------------------------------------------------------------------------------------------------------------------
            521   SunTrust Banks, Inc.                                                      72.7200             37,887
------------------------------------------------------------------------------------------------------------------------
            969   Tenet Healthcare Corporation                                              12.1400             11,764
------------------------------------------------------------------------------------------------------------------------
          1,058   Texas Instruments, Inc.                                                   31.7600             33,602
------------------------------------------------------------------------------------------------------------------------
            889   Time Warner                                                               17.0200             15,131
------------------------------------------------------------------------------------------------------------------------
          2,183   UnitedHealth Group, Inc.                                                  52.3000            114,171
------------------------------------------------------------------------------------------------------------------------
            847   Washington Mutual, Inc.                                                   42.4800             35,981
---------------                                                                                         ---------------
         28,098                                                                                         $      918,004
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.




                     VAN KAMPEN FOCUS PORTFOLIOS, SERIES 300

                          NOTES TO FINANCIAL STATEMENTS

                          JULY 31, 2003, 2004 AND 2005

--------------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities are valued as described in Prospectus Part
II.

   Security Cost - The cost of the Securities is determined based on the actual price paid by the Trust on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at July 31, 2004 is as follows:

                                     FINANCIAL             THE ROARING
                                   INSTITUTIONS              2000sSM
                                    PORTFOLIO              PORTFOLIO
                                 ----------------        ----------------
   Unrealized Appreciation       $       135,545         $        257,831
   Unrealized Depreciation              (10,119)                (142,879)
                                 ----------------        ----------------
                                 $       125,426         $        114,952
                                 ================        ================

NOTE 3 - OTHER

   Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the difference between the maximum sales charge of 4.50% of the public offering price which is equivalent to 4.712% of the aggregate underlying value of the Securities and the maximum deferred sales charge of $0.35 per Unit. These investors paid a deferred sales charge of $0.35 per Unit. Commencing August 21, 2002 and on each August 21st thereafter, the secondary market sales charge will decrease .5 of 1% to a minimum sales charge of 3.00%.

   Compensation of Sponsor and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Sponsor receives an annual fee for performing bookkeeping and administrative services for the Trust. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

Units were presented for redemption as follows:

                                                                YEARS ENDED JULY 31,
                                                    2003                 2004                 2005
                                               ---------------      ---------------      ---------------
   Financial Institutions Portfolio                23,959               50,180                9,402
   The Roaring 2000sSM Portfolio                   21,750               18,128               17,611


NOTE 5 - FINANCIAL HIGHLIGHTS

FINANCIAL INSTITUTIONS PORTFOLIO, SERIES 11B

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        9.07  $       11.12
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.18           0.15
      Net realized and unrealized gain (loss) on investment transactions (a)                       2.14           0.78
                                                                                           ------------   ------------
   Total from investment operations........                                                        2.32           0.93
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.27)         (0.27)
   Bond sale and redemption proceeds.......                                                          --             --
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.27)         (0.27)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $       11.12  $       11.78
                                                                                           ============   ============
TOTAL RETURN:..............................                                                       25.13%          8.25%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS:
   Expenses................................                                                        0.61%          0.96%
   Net investment income...................                                                        1.72%          1.35%


THE ROARING 2000sSM PORTFOLIO, SERIES 14B

                                                                                               2004           2005
                                                                                           ------------   ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period....                                               $        7.62  $        8.99
                                                                                           ------------   ------------
   Income from investment operations:
      Net investment income................                                                        0.07           0.11
      Net realized and unrealized gain (loss) on investment transactions (a)                       1.42           1.00
                                                                                           ------------   ------------
   Total from investment operations........                                                        1.49           1.11
                                                                                           ------------   ------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
   Net investment income...................                                                       (0.12)         (0.17)
   Bond sale and redemption proceeds.......                                                          --          (0.28)
                                                                                           ------------   ------------
   Total distributions to Unitholders......                                                       (0.12)         (0.45)
                                                                                           ------------   ------------
   Net asset value, end of period..........                                               $        8.99  $        9.65
                                                                                           ============   ============
TOTAL RETURN:..............................                                                       19.53%         12.51%
RATIOS AS A PERCENTAGE OF AVERAGE NET ASSETS:
   Expenses................................                                                        0.53%          0.60%
   Net investment income...................                                                        0.77%          1.21%

--------------------------------------------------------------------------------

   (a)Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.







              BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO                   MORGAN STANLEY EURO-TECHNOLOGY 20 INDEXSM TRUST
                BANDWIDTH & TELECOMMUNICATIONS TRUST                   MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO
                            BANKING TRUST                                MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM TRUST
              BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO                     MORGAN STANLEY MULTINATIONAL INDEXSM TRUST
                BIOTECHNOLOGY & PHARMACEUTICAL TRUST                   MORGAN STANLEY U.S. MULTINATIONAL INDEXSM PORTFOLIO
                  FINANCIAL INSTITUTIONS PORTFOLIO                   MORGAN STANLEY U.S. MULTINATIONAL 50 INDEXSM PORTFOLIO
                    FINANCIAL INSTITUTIONS TRUST                         MORGAN STANLEY U.S. MULTINATIONAL INDEXSM TRUST
                      FINANCIAL SERVICES TRUST                                     NEW FRONTIER UTILITY TRUST
                       GLOBAL ENERGY PORTFOLIO                                        PHARMACEUTICAL TRUST
        GLOBAL ENERGY TRUST (SERIES 5 AND SUBSEQUENT SERIES)                         SEMICONDUCTOR PORTFOLIO
                      GLOBAL WIRELESS PORTFOLIO                                        SEMICONDUCTOR TRUST
                        GLOBAL WIRELESS TRUST                                        SMALL-CAP GROWTH TRUST
                 HEALTH CARE & PHARMACEUTICALS TRUST                                   SOFTWARE PORTFOLIO
                         INTERNET PORTFOLIO                                              SOFTWARE TRUST
                           INTERNET TRUST                                           TELECOMMUNICATIONS TRUST
                        MID-CAP GROWTH TRUST                                  TELECOMMUNICATIONS & BANDWIDTH TRUST
              MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO                               TELE-GLOBAL PORTFOLIO
                MORGAN STANLEY EUROTEC INDEXSM TRUST                                    UTILITY PORTFOLIO
                                                                                          UTILITY TRUST

                               PROSPECTUS PART TWO



                       This prospectus contains two parts.

                 No one may use this Prospectus Part Two unless
                      accompanied by Prospectus Part One.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.



                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE




THE TRUSTS
--------------------------------------------------------------------------------

   Each Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, The Bank of New York, as Trustee and, for certain Trusts, as Evaluator, or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed successor Evaluator for all Trusts in existence at that time. Trusts created after this time do not have a separate Evaluator. The Bank of New York performs evaluation services for these Trusts in its role as Trustee.

   The Trusts offer investors the opportunity to purchase Units representing proportionate interests in portfolios of equity securities. A Trust may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trusts. Unless otherwise terminated as provided in the Trust Agreement, the Trusts will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One and any additional securities deposited into each Trust.

   Additional Units of a Trust may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit) with instructions to purchase additional Securities. As additional Units are issued by a Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Trustportfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trusts will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Trust may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Trust termination and in the course of satisfying large Unit redemptions.

   Each Unit of a Trust initially offered represents an undivided interest in that Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in that Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the applicable "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   Each Trust seeks to increase the value of your investment by investing in a portfolio of securities of companies diversified within a particular industry. We cannot guarantee that a Trust will achieve its objective.

   You should note that the selection criteria were applied to the Securities for inclusion in the Trusts as of the Initial Date of Deposit. After this initial selection, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from its Trust portfolio.

   The various Morgan Stanley Index Trusts invest in the stocks included in each of these indices prior to the time the Trusts were created. Morgan Stanley rebalances these indices each year and evaluates their components from time to time. If Morgan Stanley changes the components or weightings of the stocks in an index during the life of a Trust, the Trust portfolio will not change solely as a result of any change in the index. As a result, the Trust portfolios will differ from the indices during their lives.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Trust, taken as a whole, which are represented by the Units.

   The various Morgan Stanley Indices Index are the exclusive property of Morgan Stanley and have been licensed for use by the Sponsor and certain Trusts. These Trusts are not sponsored, endorsed, sold or promoted by Morgan Stanley or Morgan Stanley & Co. Incorporated (collectively, "MS"). Neither MS nor any other party makes any representation or warranty, express or implied, to the Unitholders of these Trusts or any member of the public regarding the advisability of investing in funds generally or in these Trusts particularly or the ability of certain Trusts to track general stock market performance. MS is the licensor of certain trademarks, service marks and trade names of MS and of the various Morgan Stanley Indices which are determined, composed and calculated by MS without regard to the Sponsor or these Trusts. MS has no obligation to take the needs of the Sponsor or the Unitholders of these Trusts into consideration in determining, composing or calculating the various Morgan Stanley Indices. MS is not responsible for and has not participated in the determination of or the timing of, prices at, or quantities of these Trusts to be issued or in the determination or calculation of the equation by which Units of these Trusts are redeemable for cash. MS has no obligation or liability to Unitholders of these Trusts in connection with the administration, marketing or trading of these Trusts.

   ALTHOUGH MS SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MS CONSIDERS RELIABLE, NEITHER MS NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MS NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MS NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MS HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MS OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

RISK FACTORS
--------------------------------------------------------------------------------

   MARKET RISK. Market risk is the risk that the value of the securities in your Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security of the issuer. Even though your Trust is supervised, you should remember that we do not manage your Trust. Your Trust will not sell a security solely because the market value falls as is possible in a managed fund.

   DIVIDEND PAYMENT RISK. Dividend payment risk is the risk that an issuer of a security is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   FOREIGN STOCKS. Because certain Trusts invest in foreign stocks, they involve additional risks that differ from an investment in domestic stocks. These risks include the risk of losses due to future political and economic developments, international trade conditions, foreign withholding taxes and restrictions on foreign investments and exchange of securities. The Trusts also involve the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. The Trusts involve the risk that information about the stocks is not publicly available or is inaccurate due to the absence of uniform accounting and financial reporting standards. In addition, some foreign securities markets are less liquid than U.S. markets. This could cause the Trusts to buy stocks at a higher price or sell stocks at a lower price than would be the case in a highly liquid market. Foreign securities markets are often more volatile and involve higher trading costs than U.S. markets, and foreign companies, securities markets and brokers are also generally not subject to the same level of supervision and regulation as in the U.S. Certain stocks may be held in the form of American Depositary Receipts or other similar receipts ("ADRs"). ADRs represent receipts for foreign common stock deposited with a custodian (which may include the Trustee). The ADRs in the Trusts trade in the U.S. in U.S. dollars and are registered with the Securities and Exchange Commission. ADRs generally involve the same types of risks as foreign common stock held directly. Some ADRs may experience less liquidity than the underlying common stocks traded in their home market.

   The purchase and sale of the foreign securities may occur in foreign securities markets. Certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the securities in the Trust may be maintained by a global custody and clearing institution which has entered into a sub-custodian relationship with the Trustee. In addition, round lot trading requirements exist in certain foreign securities markets. These round lot trading requirements could cause the proportional composition and diversification of the Trust's securities to vary when the Trust purchases additional securities or sells securities to satisfy expenses or Unit redemptions. This could have a material impact on investment performance and portfolio composition.

   Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these securities and dividends will vary with fluctuations in foreign exchange fates. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons. To determine the value of foreign securities or their dividends, the Trustee will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile depending on the activity of the large international commercial banks, various central banks, large multinational corporations, speculators and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Trustee may not reflect the amount the Trust would receive in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars, and therefore the value of your Units, will decline if the U.S. dollar decreases in value relative to the value of the currencies in which the Securities trade.

   INDEX CORRELATION. The various Morgan Stanley index invest in stocks from a particular Morgan Stanley index selected prior to the date of each Trust's formation. The stocks in these Trusts will not change if the index components, or their weightings within the index, change. The performance of these Trusts may not correspond with the index for this reason and because the Trusts incur a sales charge and expenses.

   INDUSTRY CONCENTRATIONS. Certain Trusts invest in a single industry or invest significantly in a limited number of industries. Any negative impact on the related industry will have a greater impact on the value of Units than on a portfolio diversified over several industries. You should understand the risks of these industries before you invest.

   Consumer Product and Retail Issuers. Certain Trusts invest exclusively in companies that manufacture or sell various consumer products. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns. Retailers who sell their products over the Internet have the potential to access more consumers, but will require sophisticated technology to remain competitive.

   Financial Services Companies. Certain of the Trusts may invest significantly in banks and other financial services companies. Banks and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, banks and their holding companies are extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

   Banks will face increased competition from nontraditional lending sources as regulatory changes, such as the Gramm-Leach-Bliley financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data. Banks are already facing tremendous pressure from mutual funds, brokerage firms and other financial service providers in the competition to furnish services that were traditionally offered by banks.

   Companies engaged in investment management and brokerage activities are subject to volatility in their earnings and share prices that often exceeds the volatility of the equity market in general. Adverse changes in the direction of the stock market, investor confidence, the financial health of customers, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in investment management and brokerage activities are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other natural or man-made disasters and the effects of client mergers. Already extensively regulated, insurance companies' profits may be adversely affected by increased government regulations or tax law changes.

   Health Care Issuers. Certain Trusts invest in health care companies. These issuers include companies involved in advanced medical devices and instruments, drugs and biotec hnology, managed care, hospital management/health services and medical supplies. These companies face substantial government regulation and approval procedures. Congress and the president have proposed a variety of legislative changes concerning health care issuers from time to time. Government regulation, and any change in regulation, can have a significantly unfavorable effect on the price and availability of products and services.

   Drug and medical products companies also face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that a product will never come to market. The research and development costs of bringing a new drug or medical product to market are substantial. This process involves lengthy government review with no guarantee of approval. These companies may have losses and may not offer proposed products for several years, if at all. The failure to gain approval for a new drug or product can have a substantial negative impact on a company and its stock.

   Health care facility operators face risks related to demand for services, the ability of the facility to provide required services, confidence in the facility, management capabilities, competition, efforts by insurers and government agencies to limit rates, expenses, the cost and possible unavailability of malpractice insurance, and termination or restriction of government financial assistance (such as Medicare, Medicaid or similar programs).

   Internet Issuers. Certain Trusts invest exclusively in Internet-related technology companies. In addition to the risks discussed under "Technology Issuers", an investment in these companies involves risks such as:

     o    Aggressive product pricing due to new market entrants;

     o    Short product lives;

     o    Earnings projections that fail to materialize; and

     o    Increased volatility.

   Technology Issuers. Certain Trusts invest in technology companies. These companies include companies that are involved in computer and business services, enterprise software/technical software, Internet and computer software, Internet-related services, networking and telecommunications equipment, telecommunications services, electronics products, server hardware, computer hardware and peripherals, semiconductor capital equipment and semiconductors. These companies face risks related to rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. An unexpected change in technology can have a significant negative impact on a company. The failure of a company to introduce new products or technologies or keep pace with rapidly changing technology, can have a negative impact on the company's results. Technology stocks tend to experience substantial price volatility and speculative trading. Announcements about new products, technologies, operating results or marketing alliances can cause stock prices to fluctuate dramatically. At times, however, extreme price and volume fluctuations are unrelated to the operating performance of a company. This can impact your ability to redeem your Units at a price equal to or greater than what you paid.

   The market for certain products may have only recently begun to develop, is rapidly evolving or is characterized by increasing suppliers. Key components of some technology products are available only from limited sources. This can impact the cost of and ability to acquire these components. Some technology companies serve highly concentrated customer bases with a limited number of large customers. Any failure to meet the standard of these customers can result in a significant loss or reduction in sales. Many products and technologies are incorporated into other products. As a result, some companies are highly dependent on the performance of other technology companies. We cannot guarantee that these customers will continue to place additional orders or will place orders in similar quantities as in the past.

   Telecommunications Companies. Certain of the Trusts may invest significantly in telecommunications companies. These companies are subject to substantial governmental regulation. For example, the United States government and state governments regulate permitted rates of return and the kinds of services that a company may offer. This industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Recent federal legislation governing the United States telecommunications industry remains subject to judicial review and additional interpretation, which may adversely affect the companies whose securities are held by the Trust. Competitive pressures are intense and telecommunications stocks can experience rapid volatility. Certain telecommunications products may become outdated very rapidly. A company's performance can be hurt if the company fails to keep pace with technological advances. Certain smaller companies in the portfolio may involve greater risk than larger, established issuers. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade in lower volumes than larger companies. As a result, the prices of these securities may fluctuate more than the prices of other issuers.

   Utility and Energy Issuers. Many utility and energy companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

     o    risks of increases in fuel and other operating costs;

     o restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations;

     o regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer;

     o    coping with the general effects of energy conservation;

     o technological innovations which may render existing plants, equipment or products obsolete;

     o the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors;

     o    the potential impact of natural or man-made disasters;

     o difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

     o    the high cost of obtaining financing during periods of inflation;

     o difficulties of the capital markets in absorbing utility debt and equity securities; and

     o    increased competition.

   Any of these factors, or a combination of these factors, could affect the supply of or demand for electricity, natural gas, water or other energy, or the ability of the issuers to pay for such energy which could adversely affect the profitability of the issuers of the Securities and the performance of the Trust.

   Utility and energy companies are subject to extensive regulation at the federal and state levels in the United States. At the federal level, the Federal Energy Regulatory Commission (the "FERC"), the Federal Trade Commission (the "FTC"), the Securities and Exchange Commission (the "SEC"), and the Nuclear Regulatory Commission (the "NRC") have authority to oversee electric and combination electric and gas utilities. The value of utility company stocks may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers, which could hinder the utility company's ability to meet its obligations to its suppliers and could lead to the taking of measures, including the acceleration of obligations or the institution of involuntary bankruptcy proceedings, by its creditors against such utility company. Recently, two California public utilities were threatened with such action by their wholesale suppliers, and one of these utilities has filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could adversely affect a company's profitability and its stock price. Mergers in the utility industry may require approval from several federal and state regulatory agencies, including FERC, the FTC, and the SEC. These regulatory authorities could, as a matter of policy, reverse the trend toward deregulation and make consolidation more difficult, or cause delay in the merger process, any of which could cause the prices of these stocks to fall.

    LEGISLATION/LITIGATION. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities or of the industries represented by these issuers may negatively impact the share prices of these Securities. No one can predict what impact any pending or threatened litigation will have on the share prices of the Securities.

   NO FDIC GUARANTEE. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PUBLIC OFFERING
--------------------------------------------------------------------------------

   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The "Fee Table" describes the sales charge in detail in Part One. Any sales charge reduction is the responsibility of the selling broker, dealer or agent. The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. However, in connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of the Van Kampen Funds Inc. and its affiliates, dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   UNIT PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trusts. The Evaluator or Trustee, as applicable, will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The term "business day" also excludes any day on which more than 33% of the Securities are not traded on their principal trading exchange due to a customary business holiday on that exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Trust's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Trust.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units equal to 70% of the applicable sales charge.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. For all secondary market transactions the total concession or agency commission will amount to 80% of the sales charge. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of these Trusts and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Trusts and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   SPONSOR COMPENSATION. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution", any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   MARKET FOR UNITS. Although it is not obligated to do so, the Sponsor currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Rights of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any tendered Units for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by a Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates are listed under "Summary of Essential Financial Information" in Part One. In addition, a Trust will generally make required distributions at the end of each year if it is structured as a "regulated investment company" for federal tax purposes. Unitholders will also receive a final distribution of income when their Trust terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by a Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rate share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides) through two options. Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   In addition, under the Planned Reinvestment Option (PRO) Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Trusts. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing PRO account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day. Redemption requests received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Trustee by the time designated by the Trustee, are priced based on the date of receipt. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the time designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees

   Unitholders tendering 1,000 or more Units of a Trust (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution during the five business days preceding a Trust's termination. Trusts generally do not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Trust will be, and the diversity of a Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rate share of each Unit in each Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. For these purposes, the Evaluator or Trustee, as applicable, will determine the value of the Securities in the manner set forth under "Public Offering--Unit Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   UNITS. Ownership of Units is evidenced in book entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by a Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain evaluations of the Securities upon request of the Trustee. If you have any questions regarding your account or your Trust, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
--------------------------------------------------------------------------------

   TRUST ADMINISTRATION. The Trusts are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses. If securities or property are acquired by a Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.

   With respect to Trusts structured as "regulated investment companies" for federal tax purposes only, the Sponsor may direct the reinvestment of proceeds of the sale of Securities if the sale is the direct result of serious adverse credit factors which, in the opinion of the Supervisor, would make retention of the Securities detrimental to the Trust. In such a case, the Sponsor may, but is not obligated to, direct the reinvestment of sale proceeds in any other securities that meet the criteria for inclusion in the Trust on the Initial Date of Deposit. The Sponsor may also instruct the Trustee to take action necessary to ensure that the Trust continues to satisfy the qualifications of a regulated investment company and to avoid imposition of tax on undistributed income of the Trust.

   When your Trust sells Securities the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for a Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of a Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trusts, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, each Trust may be permitted to sell Securities to a new trust when it terminates if those Securities are included in the new trust. The exemption may enable the Trust to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. Each Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. A Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of such Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. You are qualified to elect an in kind distribution of Securities at termination if you own at least 1,000 Units of your Trust on the termination date (or such higher amount as may be required by your broker-dealer or selling agent). Any in kind distribution of Securities at termination will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". In order to receive an in kind distribution of Securities at termination, this form or other notice acceptable to the Trustee must be received by the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator or Trustee, as applicable, and have no responsibility for the accuracy thereof. Determinations by the Evaluator or Trustee, as applicable, shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Trust. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $98 billion under management or supervision as of February 28, 2005. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of February 28, 2005, the total stockholders equity of Van Kampen Funds Inc. was $235,349,973 (unaudited).

     Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, New York 11217, (800) 221-7668. If you have questions regarding your account or your Trust, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
--------------------------------------------------------------------------------

   REGULATED INVESTMENT COMPANIES

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of certain Trusts. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

   DISTRIBUTIONS. Trust distributions are generally taxable. At the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. However, as further discussed below, under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), certain ordinary income distributions received from the Trust may be taxed at new capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from the Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales charge, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

   DIVIDENDS RECEIVED DEDUCTION. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trust because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on the Units that are attributable to qualifying dividends received by the Trust from certain corporations may be designated by the Trust as being eligible for the dividends received deduction.

   IF YOU SELL OR REDEEM UNITS. If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

   TAXATION OF CAPITAL GAINS AND LOSSES. Under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. Net capital gain equals net long-term capital gain minus net short- term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

   Pursuant to the Tax Act, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Trust are generally taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. The Trust will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of portfolio securities when you redeem Units or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

   DEDUCTIBILITY OF TRUST EXPENSES. Expenses incurred and deducted by the Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

FOREIGN TAX CREDIT. If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

GRANTOR TRUSTS

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by the Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust asset when such income would be considered to be received by you if you directly owned the Trust's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If the Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered by these reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   In addition, it should be noted that certain dividends received by the Trust may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

   DIVIDENDS RECEIVED DEDUCTION. Generally, a domestic corporation owning Units in the Trust may be eligible for the dividends received deduction with respect to such Unitholder's pro rata portion of certain types of dividends received by the Trust. However, a corporation generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations.

   EXCHANGES. If you elect to have your proceeds from the Trust rolled over into the next series of the Trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trust for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Trust assets under the wash sale provisions of the Internal Revenue Code.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem your Units or at the Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole shares of stock plus, possibly, cash. You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by the Trust. However, if you also receive cash in exchange for a Trust asset or a fractional share of a Security held by the Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust asset or fractional share.

   LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of the Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

     FOREIGN, STATE AND LOCAL TAXES. Distributions by the Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by the Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by the Trust may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by the Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, the Trust will not be taxed as a corporation, and the income of the Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES
--------------------------------------------------------------------------------

   GENERAL. The fees and expenses of your Trust will generally accrue on a daily basis. Trust operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. The deferred sales charge, creation and development fee and organization costs are generally paid out of the Capital Account of your Trust. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from your Trust set forth in the "Summary of Essential Financial Information" in Part One. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Trust is expected to result from the use of these funds.

   COMPENSATION OF SPONSOR, THE EVALUATOR AND SUPERVISOR. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Summary of Essential Financial Information" in Part One. The Evaluator, if any, will receive the annual fee for providing evaluation services set forth in the "Summary of Essential Financial Information" in Part One. The Sponsor and Supervisor's fees may exceed the actual costs of providing these services to your Trust but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by your Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Trust,
(i) any offering costs incurred after the end of the initial offering period and
(j) expenditures incurred in contacting Unitholders upon termination of the Trust. Each Trust may pay the expenses of updating its registration statement each year.

OTHER MATTERS
--------------------------------------------------------------------------------

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603. Katten Muchin Rosenman LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The statements of condition and the related portfolios included in this Prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

TABLE OF CONTENTS

        TITLE                                    PAGE
        -----                                    ----
   The Trusts..................................   A-2
   Objectives and Securities Selection.........   A-2
   Risk Factors................................   A-3
   Public Offering.............................   A-6
   Retirement Accounts.........................   A-7
   Rights of Unitholders.......................   A-7
   Trust Administration........................   A-9
   Taxation....................................  A-11
   Trust Operating Expenses....................  A-13
   Other Matters...............................  A-14
   Additional Information......................  A-14




                                   PROSPECTUS
--------------------------------------------------------------------------------


                              VAN KAMPEN FUNDS INC.

               Please retain this prospectus for future reference.




                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE






                            THE ROARING 2000sSM TRUST

                  THE ROARING 2000sSM TRUST, TRADITIONAL SERIES

                          THE ROARING 2000sSM PORTFOLIO

                THE ROARING 2000sSM PORTFOLIO, TRADITIONAL SERIES

                               PROSPECTUS PART II

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PREOSPECTUS PART I
                     ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.



                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE




THE TRUST
--------------------------------------------------------------------------------

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the date of this prospectus the "Initial Date of Deposit") among Van Kampen Funds Inc., as Sponsor, Van Kampen Asset Management, as Supervisor, The Bank of New York, as Trustee, and, for certain Trusts, as Evaluator or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, resigned as Evaluator and The Bank of New York was appointed successor Evaluator. Trusts created after this time do not have a separate Evaluator. The Bank of New York performs evaluation services for these Trusts in its role as Trustee.

   The Trust offers investors the opportunity to purchase Units representing proportionate interests in a portfolio of securities. The Trust may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One for the Trust and any additional securities deposited into the Trust.

   Additional Units of the Trust may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit) with instructions to purchase additional Securities. As additional Units are issued by the Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Trust's portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trust will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Trust may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Trust termination and in the course of satisfying large Unit redemptions.

   Each Unit of the Trust initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The Trust invests in a portfolio of stocks selected using concepts outlined in The Roaring 2000s written by Harry S. Dent, Jr. The Trust seeks to increase the value of your investment over its life.

     The Roaring 2000s is the third book written by Harry S. Dent, Jr. analyzing economic, technological and demographic trends in society. We designed the Trust to take advantage of the insights, philosophies and strategies discussed in this book. Based on Mr. Dent's current analysis, the portfolio focuses on stocks from four sectors: Technology, Financials, Health Care and U.S.-based Multi-Nationals. The Trust seeks to leverage demographic, economic and lifestyle trends that may develop over the next 10-15 years. According to Mr. Dent, some significant changes that may potentially impact the future economy include:

     o    Aging Baby Boomers reaching their peak spending years

     o    Internet usage and new technologies becoming more mainstream

     o A shift in the business and organizational structure brought on by the Information Age

     o    Rising importance of small- to medium-sized, high growth companies

     o    Growth opportunities from continued global economic development

     Mr. Dent believes that the coming years may bring an era of economic prosperity and lifestyle changes. For instance, Mr. Dent believes that the Internet may be as important a catalyst for change in business as the assembly-line once was for production. Mr. Dent applies the principle of the "S-curve" in analyzing technologies and social trends in the economy. This concept shows how products move into mainstream acceptance. The S-curve shows how products develop in three stages over time: Innovation, Growth and Maturity. Mr. Dent also focuses on the "spending wave". This analysis illustrates how our economy has correlated closely with birth rates. Over time, the level of births lagged for peak in family spending has almost paralleled the Dow Jones Industrial Average adjusted for inflation.

   Of course, we cannot guarantee that the Trust will achieve its objective. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest.

   Using extensive research developed from years of hands-on business experience, Mr. Dent seeks to offer a positive and understandable view of trends in society. He proposes practical applications at all levels: from personal investments, to business strategies, to jobs and changes in the workplace, to growth areas for real estate. Mr. Dent received his MBA from Harvard Business School where he was a Baker Scholar. He graduated number one in his class at the University of South Carolina with a degree in accounting and finance. Mr. Dent has worked as a consultant with several Fortune 100 companies to develop and innovate competitive business strategies. He has been CEO of several growth companies and has acted as consultant to several leading edge companies.

   Mr. Dent is the author of the 1993 book, The Great Boom Ahead (revised in
1995). His second book, Job Shock: Four New Principles Transforming Our Work and Business, was published in 1995 and then re-released in 1996 as The Great Jobs Ahead. The Roaring 2000s updates key principles of these books, and focuses on the Internet's rapid move into the mainstream and how our work, organizations, and living circumstances may change. Mr. Dent also publishes the H.S. Dent Forecast newsletter. Since 1988 he has been speaking to executives around the world. He has appeared on "Good Morning America", PBS, CNBC, "The Business Channel", and has been featured in Fortune, Success, The Wall Street Journal, and Omni.

     The Sponsor selected the portfolio based on concepts presented in The Roaring 2000s and research compiled by Mr. Dent. Mr. Dent did not select the stocks for the portfolio except with regard to The Roaring 2000s Portfolio, Series 21, does not endorse the Trust and will not supervise the portfolio. The opinions and forecasts of Mr. Dent expressed in his books and elsewhere are not necessarily those of Van Kampen Funds Inc. and may not actually come to pass. Mr. Dent is being compensated by the Sponsor for his research. The Roaring 2000sSM is the exclusive property of The H.S. Dent Foundation. The Roaring 2000sSM is a service mark of the H.S. Dent Foundation. The Trust has licensed the use of this service mark from the H.S. Dent Foundation.

     Harry S. Dent, Jr. has not participated in any way in the creation of the Trust or in the selection of stocks, except with regard to The Roaring 2000s Portfolio, Series 21, included in the Trust and has not approved any information herein relating thereto.

   You should note that the selection criteria were applied to the Securities for inclusion in the Trust prior to the Initial Date of Deposit. After the initial selection, the Securities may no longer meet the above criteria. Should a Security no longer meet the selection criteria, we will generally not remove the security from the Trust portfolio.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in the Trust, taken as a whole, which are represented by the Units.

RISK FACTORS
--------------------------------------------------------------------------------

   MARKET RISK. Market risk is the risk that the value of the securities or ETFs in your Trust will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Trust is supervised, you should remember that we do not manage your Trust. Your Trust will not sell a security solely because the market value falls as is possible in a managed fund.

   DIVIDEND PAYMENT RISK. Dividend payment risk is the risk that an issuer of a security, an ETF or the underlying securities in an ETF is unwilling or unable to pay income on a security. Stocks represent ownership interests in the issuers and are not obligations of the issuers. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   EXCHANGED-TRADED FUNDS. Certain Trusts invests in shares of exchange-traded funds. You should understand the section titled "Exchange-Traded Funds" before you invest. Shares of ETFs frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. ETFs are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding ETFs or their underlying investments change. The Trust and the underlying funds have operating expenses. You will bear not only your share of the Trust's expenses, but also the expenses of the underlying funds. By investing in other funds, the Trust incurs greater expenses than you would incur if you invested directly in the funds.

   INDEX CORRELATION RISK. Index correlation risk is the risk that the performance of an ETF in a Trust will vary from the actual performance of the fund's target index, known as "tracking error." This can happen due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances. Some funds use a technique called "representative sampling," which means that the fund invests in a representative sample of securities in its target index rather than all of the index securities. This could increase the risk of a tracking error.

   INDUSTRY CONCENTRATIONS. Through its investments in securities and ETFs, the Trusts invest significantly in certain industries. Any negative impact on these industries will have a greater impact on the value of Units than on a portfolio diversified over several industries. You should understand the risks of these industries before you invest.

     Financial Services Companies. The Trust invests significantly in financial services companies.

     Banks and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. In addition, banks and their holding companies are extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

   Banks will face increased competition from nontraditional lending sources as regulatory changes, such as the Gramm-Leach-Bliley financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data. Banks are already facing tremendous pressure from mutual funds, brokerage firms and other financial service providers in the competition to furnish services that were traditionally offered by banks.

   Companies engaged in the investment management and broker-dealer activities are subject to volatility in their earnings and share prices that often exceeds the volatility of the equity market in general. Adverse changes in the direction of the stock market, investor confidence, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in investment management and broker-dealer activities are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property and casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other disasters and the effects of client mergers. Already extensively regulated, insurance companies' profits may be adversely affected by increased government regulations or tax law changes.

   Health Care Issuers. Health Care Issuers. The Trust invests significantly in health care companies. These issuers include companies involved in advanced medical devices and instruments, drugs and biotec hnology, managed care, hospital management/health services and medical supplies. These companies face substantial government regulation and approval procedures. Congress and the president have proposed a variety of legislative changes concerning health care issuers from time to time. Government regulation, and any change in regulation, can have a significantly unfavorable effect on the price and availability of products and services.

   Drug and medical products companies also face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that a product will never come to market. The research and development costs of bringing a new drug or medical product to market are substantial. This process involves lengthy government review with no guarantee of approval. These companies may have losses and may not offer proposed products for several years, if at all. The failure to gain approval for a new drug or product can have a substantial negative impact on a company and its stock.

   Health care facility operators face risks related to demand for services, the ability of the facility to provide required services, confidence in the facility, management capabilities, competition, efforts by insurers and government agencies to limit rates, expenses, the cost and possible unavailability of malpractice insurance, and termination or restriction of government financial assistance (such as Medicare, Medicaid or similar programs).

   Technology Issuers. The Trust invests significantly in technology companies. These companies include companies that are involved in computer and business services, enterprise software/technical software, Internet and computer software, Internet-related services, networking and telecommunications equipment, telecommunications services, electronics products, server hardware, computer hardware and peripherals, semiconductor capital equipment and semiconductors. These companies face risks related to rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. An unexpected change in technology can have a significant negative impact on a company. The failure of a company to introduce new products or technologies or keep pace with rapidly changing technology, can have a negative impact on the company's results. Technology stocks tend to experience substantial price volatility and speculative trading. Announcements about new products, technologies, operating results or marketing alliances can cause stock prices to fluctuate dramatically. At times, however, extreme price and volume fluctuations are unrelated to the operating performance of a company. This can impact your ability to redeem your Units at a price equal to or greater than what you paid.

     STRATEGY RISK. Mr. Dent's theories and portfolio selection strategy may not be successful in identifying sectors or investment themes that are successful. The Trust may not achieve its objective if this happens.

    FOREIGN ISSUER RISK. Some of the underlying securities held by certain of the ETFs in certain Trusts may be issued by foreign issuers. This subjects the Trust to more risks than if it only invested in funds which invest solely in domestic securities. Risks of foreign securities include restrictions on foreign investments and exchange of securities and inadequate financial information. Foreign securities may also be affected by market and political factors specific to the issuer's country as well as fluctuations in foreign currency exchange rates. Risks associated with investing in foreign securities may be more pronounced in emerging markets where the securities markets are substantially smaller, less developed, less liquid, less regulated, and more volatile than the securities markets of the U.S. and developed foreign markets. Political, economic and social events also may have a greater impact on the price of foreign securities than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

    SPECIAL REDEMPTION. The Trustee will redeem Units designated with a Classic CUSIP number on the Special Redemption Date set forth in the "Summary of Essential Financial Information." If a substantial amount of Units are held by these accounts, this process could significantly reduce the size of the Trust and cause expenses to increase or cause the Trust to terminate before its Mandatory Termination Date.

   NO FDIC GUARANTEE. An investment in your Trust is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

EXCHANGE-TRADED FUNDS
--------------------------------------------------------------------------------

   Exchange-traded funds are investment pools that hold other securities. The ETFs in certain Trusts are passively-managed index funds that seek to replicate the performance or composition of a recognized securities index. The ETFs held by certain Trusts are either open-end management investment companies or unit investment trusts registered under the Investment Company Act of 1940. Unlike typical open-end funds or unit investment trusts, ETFs generally do not sell or redeem their individual shares at net asset value. ETFs generally sell and redeem shares in large blocks (often known as "Creation Units"), however, the Sponsor does not intend to sell or redeem ETF shares in this manner. In addition, securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end funds and unit investment trusts, which issue redeemable shares, and of corporate common stocks, which generally issue shares that trade at negotiated prices on securities exchanges and are not redeemable.

   ETFs can provide exposure to broad-based indices, growth and value styles, market cap segments, sectors and industries, and specific countries or regions of the world. The securities comprising ETFs may be common equity securities or fixed income securities although the Trust consists of equity ETFs. Each ETF contains a number of equity securities. In general, equity ETFs contain anywhere from fewer than 20 equity securities up to more than 1000 equity securities. As a result, investors in ETFs (and investors in the Trust) obtain exposure to a much greater number of securities than an individual investor would typically be able to obtain on their own. The performance of ETFs is generally highly correlated with the indices or sectors which they are designed to track.

     Only the Trustee may vote the shares of the funds held in the Trust. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Trust is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Trust Administration."

PUBLIC OFFERING
--------------------------------------------------------------------------------

   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge and cash, if any, in the Income and Capital Accounts. The "Fee Table" describes the sales charge in detail in Part One.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. However, in connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   REDUCING YOUR SALES CHARGE. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of the Van Kampen Funds Inc. and its affiliates, dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession.

   UNIT PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust. The Evaluator or Trustee, as applicable, will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The term "business day" also excludes any day on which more than 33% of the Securities are not traded on their principal trading exchange due to a customary business holiday on that exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, the Trust's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Trust.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units equal to 80% of the sales charge applicable to the transaction. Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others up to the entire amount of the sales charge. The breakpoint concessions or agency commissions are also applied on a Unit basis utilizing a breakpoint equivalent of $10 per Unit and will be applied on whichever basis is more favorable to the broker, dealer or agent.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of this Trust and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Trust and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   SPONSOR AND OTHER COMPENSATION. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. See "Notes to Trust". The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   Affiliated companies of the Sponsor may receive license fees from certain ETFs in certain Trusts for use of certain trademarks, service marks or other property related to indices maintained by these companies. The ETFs are not sponsored, endorsed, sold or promoted by these affiliates. These affiliates make no representation or warranty, express or implied, to the owners of these funds or any member of the public regarding the advisability of investing in funds or in these funds particularly or the ability of the indices to track general stock market performance. The indices are determined, composed and calculated without regard to the issuer of these funds or their owners, including the Trust.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   MARKET FOR UNITS. The Sponsor does not currently intend to maintain a market for Units or to purchase Units at any secondary market repurchase price. A Unitholder may, however, dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. The Sponsor may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. If the Sponsor decides to maintain a secondary market, the Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
--------------------------------------------------------------------------------

   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
--------------------------------------------------------------------------------

   DISTRIBUTIONS. Dividends, net of expenses, and any net proceeds from the sale of Securities received by the Trust will generally be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date. These dates appear under "Summary of Essential Financial Information" in Part One. Unitholders will also receive a final distribution of income when the Trust terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. Distributions may also be reinvested into Van Kampen mutual funds. See "Rights of Unitholders--Reinvestment Option".

   Dividends and interest received by the Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash.

   In addition, under the Planned Reinvestment Option (PRO) Unitholders may elect to have distributions automatically reinvested in certain Van Kampen mutual funds (the "Reinvestment Funds"). Each Reinvestment Fund has investment objectives which differ from those of the Trust. The prospectus relating to each Reinvestment Fund describes its investment policies and how to begin reinvestment. A Unitholder may obtain a prospectus for the Reinvestment Funds from the Sponsor. Purchases of shares of a Reinvestment Fund will be made at a net asset value computed on the Distribution Date. Unitholders with an existing PRO account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new account which allows purchases of Reinvestment Fund shares at net asset value.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor, each Reinvestment Fund, and its investment adviser shall have the right to suspend or terminate these reinvestment plans at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the time designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Trust (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution during the five business days preceding the Trust's termination. The Trust generally does not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. For these purposes, the Evaluator or Trustee, as applicable, will determine the value of the Securities in the manner set forth under "Public Offering--Unit Price".

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   UNITS. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by the Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain evaluations of the Securities upon request of the Trustee. If you have any questions regarding your account or your Trust, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

TRUST ADMINISTRATION
--------------------------------------------------------------------------------

   TRUST ADMINISTRATION. The Trust is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.

   When your Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of the Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trust, the Sponsor or dealers participating in the offering of Units.

   Pursuant to an exemptive order, the terminating Trust may be permitted to sell Securities to a new trust series if those Securities meet the investment strategy of the new trust. The exemption may enable the Trust to eliminate commission costs on these transactions. The price for those securities will be the closing sale price on the sale date on the exchange where the Securities are principally traded, as certified by the Sponsor.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. The Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. The Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. You are qualified to elect an in kind distribution of Securities at termination if you own at least 1,000 Units of your Trust on the termination date (or such higher amount as may be required by your broker-dealer or selling agent). Any in kind distribution of Securities at termination will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". In order to receive an in kind distribution of Securities at termination, this form or other notice acceptable to the Trustee must be received by the Trustee at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trusts. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator or Trustee, as applicable, and have no responsibility for the accuracy thereof. Determinations by the Evaluator or Trustee, as applicable, shall be made in good faith upon the basis of the best information available to it.

   SPONSOR. Van Kampen Funds Inc. is the Sponsor of the Trust. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $98 billion under management or supervision as of February 28, 2005. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of February 28, 2005, the total stockholders' equity of Van Kampen Funds Inc. was $235,349,973 (unaudited).

   Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217,
(800) 221-7668. If you have questions regarding your account or your Trust, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
--------------------------------------------------------------------------------

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. The Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by the Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust asset when such income would be considered to be received by you if you directly owned the Trust's assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If the Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   Under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years ending on or after May 6, 2003 and beginning before January 1, 2009. However, special effective date provisions are set forth in the Tax Act. For example, there are special transition rules provided with respect to gain properly taken into account for the portion of the taxable year before May 6, 2003. For periods not covered by these reduced rates under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   In addition, it should be noted that certain dividends received by the Trust may qualify to be taxed at the same new rates that apply to net capital gain (as discussed above), provided certain holding requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009.

   DIVIDENDS RECEIVED DEDUCTION. Generally, a domestic corporation owning Units in the Trust may be eligible for the dividends received deduction with respect to such Unitholder's pro rata portion of certain types of dividends received by the Trust. However, a corporation generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations.

   EXCHANGES. If you elect to have your proceeds from the Trust rolled over into the next series of the Trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trust for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities or other Trust assets under the wash sale provisions of the Internal Revenue Code.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem your Units or at the Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole shares of stock plus, possibly, cash.

     You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by the Trust. However, if you also receive cash in exchange for a Trust asset or a fractional share of a Security held by the Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust asset or fractional share.

   LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of the Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

     FOREIGN, STATE AND LOCAL TAXES. Distributions by the Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by the Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by the Trust may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by the Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, the Trust will not be taxed as a corporation, and the income of the Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TAXATION -- THE ROARING 2000S
PORTFOLIO, SERIES 21
--------------------------------------------------------------------------------

   This section summarizes some of the main U.S. federal income tax consequences of owning Units of the Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   ASSETS OF THE TRUST. The Trust will hold shares of exchange-traded funds (the "Securities") qualifying as regulated investment companies ("RICs"). For purposes of this federal tax discussion, it is assumed that the Securities constitute shares in an entity treated as a regulated investment company for federal income tax purposes. All of the assets held by the Trust constitute the "Portfolio Assets."

   TRUST STATUS. The Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Trust Assets held by your Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from the Trust Assets when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from the Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge).

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends paid to the Trust on the Securities that exceed the RIC's accumulated earnings and profits).

   Under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2009. For periods not covered under the Tax Act, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   DIVIDENDS FROM SECURITIES. Some dividends on the Securities may qualify as "capital gain dividends," generally taxable to you as long-term capital gains. Other dividends on the Securities will generally be taxable to you as ordinary income. However, it is important to note that pursuant to the Tax Act, certain ordinary income dividends received by the Trust (and distributed to the Unitholders) from a regulated investment company may qualify to be taxed at the same rates that apply to net capital gain under the Tax Act (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2009. Regulated investment companies will provide notice to their shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the new capital gains tax rates.

   If you hold a Unit for six months or less or if the Trust holds a Security for six months or less, any loss incurred by you related to the disposition of such Security will be treated as long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to be received) with respect to such Security. Distributions of income or capital gains declared on the Securities in October, November, or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the RIC during the following January.

   Distributions from the Trust attributable to dividends received from the Securities will generally not be eligible for the dividends received deduction for corporations.

   EXCHANGES. If you elect to reinvest the proceeds from the current Trust into a future Trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the current Trust for Units of a future Trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities (an "In-Kind Distribution") when you redeem your Units or at the Trust's termination. By electing to receive an In-Kind Distribution, you will receive whole Securities plus, possibly, cash.

   You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by the Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional share of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional share.

   LIMITATIONS ON THE DEDUCTIBILITY OF TRUST EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of the Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by the Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   FOREIGN, STATE AND LOCAL TAXES. Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If a RIC makes this election with respect to Securities, you must include in your income for federal income tax purposes your portion of such taxes, and you may be entitled to a credit or deduction for such taxes.

   Under the existing income tax laws of the State and City of New York, the Trust will not be taxed as a corporation, and the income of the Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES
--------------------------------------------------------------------------------

   GENERAL. The fees and expenses of your Trust will generally accrue on a daily basis. Trust operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. The deferred sales charge, creation and development fee and organization costs are generally paid out of the Capital Account of your Trust. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   ORGANIZATION COSTS. You and the other Unitholders will bear all or a portion of the organization costs and charges incurred in connection with the establishment of your Trust. These costs and charges will include the cost of the preparation, printing and execution of the trust agreement, registration statement and other documents relating to your Trust, federal and state registration fees and costs, the initial fees and expenses of the Trustee and legal and auditing expenses. The public offering price of Units includes the estimated amount of these costs. The Trustee will deduct these expenses from your Trust's assets at the end of the initial offering period.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from your Trust set forth in the "Summary of Essential Financial Information" in Part One (which includes the estimated amount of miscellaneous Trust expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Trust is expected to result from the use of these funds.

   COMPENSATION OF SPONSOR, THE EVALUATOR AND SUPERVISOR. The Sponsor and the Supervisor, which is an affiliate of the Sponsor, will receive the annual fee for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Summary of Essential Financial Information" in Part One. The Evaluator, if any, will receive the annual fee for providing evaluation services set forth in the "Summary of Essential Financial Information" in Part One. The Sponsor and the Supervisor's fees may exceed the actual costs of providing these services to your Trust but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by your Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Trust,
(i) any offering costs incurred after the end of the initial offering period and
(j) expenditures incurred in contacting Unitholders upon termination of the Trust. Each Trust may pay the expenses of updating its registration statement each year.

   FUND EXPENSES. Certain Trusts will also indirectly bear the expenses of the underlying ETFs. While the Trust will not pay these expenses directly out of its assets, these expenses are shown in the Trust's annual operating expenses in the "Fee Table" to illustrate the impact of these expenses.

OTHER MATTERS
--------------------------------------------------------------------------------

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603. Katten Muchin Rosenman LLP has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The statement of condition and the related portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
          TITLE                                 PAGE
          -----                                 ----
   The Trust...................................   A-2
   Objectives and Securities Selection.........   A-2
   Risk Factors................................   A-4
   Exchange-Traded Funds.......................   A-6
   Public Offering.............................   A-7
   Retirement Accounts.........................   A-9
   Rights of Unitholders.......................   A-9
   Trust Administration........................  A-11
   Taxation....................................  A-14
   Taxation--The Roaring 2000s Portfolio,
      Series 21................................  A-16
   Trust Operating Expenses....................  A-17
   Other Matters...............................  A-18
   Additional Information......................  A-19










                                   PROSPECTUS
                                    PART TWO
--------------------------------------------------------------------------------



                            THE ROARING 2000sSM TRUST

                           THE ROARING 2000sSM TRUST,
                               TRADITIONAL SERIES

                          THE ROARING 2000sSM PORTFOLIO

                         THE ROARING 2000sSM PORTFOLIO,
                               TRADITIONAL SERIES




                              VAN KAMPEN FUNDS INC.

               Please retain this prospectus for future reference.




                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE





              BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO                  MORGAN STANLEY EURO-TECHNOLOGY 20 INDEXSM TRUST
                BANDWIDTH & TELECOMMUNICATIONS TRUST                  MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM PORTFOLIO
                            BANKING TRUST                               MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEXSM TRUST
              BIOTECHNOLOGY & PHARMACEUTICAL PORTFOLIO                    MORGAN STANLEY MULTINATIONAL INDEXSM TRUST
                BIOTECHNOLOGY & PHARMACEUTICAL TRUST                  MORGAN STANLEY U.S. MULTINATIONAL INDEXSM PORTFOLIO
                  FINANCIAL INSTITUTIONS PORTFOLIO                  MORGAN STANLEY U.S. MULTINATIONAL 50 INDEXSM PORTFOLIO
                    FINANCIAL INSTITUTIONS TRUST                        MORGAN STANLEY U.S. MULTINATIONAL INDEXSM TRUST
                      FINANCIAL SERVICES TRUST                                    NEW FRONTIER UTILITY TRUST
                       GLOBAL ENERGY PORTFOLIO                                       PHARMACEUTICAL TRUST
        GLOBAL ENERGY TRUST (SERIES 5 AND SUBSEQUENT SERIES)                        SEMICONDUCTOR PORTFOLIO
                      GLOBAL WIRELESS PORTFOLIO                                       SEMICONDUCTOR TRUST
                        GLOBAL WIRELESS TRUST                                       SMALL-CAP GROWTH TRUST
                 HEALTH CARE & PHARMACEUTICALS TRUST                                  SOFTWARE PORTFOLIO
                         INTERNET PORTFOLIO                                             SOFTWARE TRUST
                           INTERNET TRUST                                          TELECOMMUNICATIONS TRUST
                        MID-CAP GROWTH TRUST                                 TELECOMMUNICATIONS & BANDWIDTH TRUST
              MORGAN STANLEY CONSUMER INDEXSM PORTFOLIO                              TELE-GLOBAL PORTFOLIO
                MORGAN STANLEY EUROTEC INDEXSM TRUST                                   UTILITY PORTFOLIO
                                                                                         UTILITY TRUST

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that an investor should consider before investing in a Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                            PAGE

                        Risk Factors                        2
                        The Trusts                          8
                        Sponsor Information                 9
                        Trustee Information                 9
                        Trust Termination                   9



                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE




RISK FACTORS

     PRICE VOLATILITY. Because the Trusts invest in stocks of U.S. and foreign companies, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Stocks are especially susceptible to general stock market movements. The value of stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in a Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of a Trust will be positive over any period of time. Because the Trusts are unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. In addition, because some Trusts hold a relatively small number of stocks, you may encounter greater market risk than in a more diversified investment.

     DIVIDENDS. Stocks represent ownership interests in a company and are not obligations of the company. Common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     FOREIGN STOCKS. Because certain Trusts invest in foreign common stocks, they involve additional risks that differ from an investment in domestic stocks. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers. With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of a Trust, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, industrial foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

     FOREIGN CURRENCIES. Certain Trusts also involve the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. For example, if a foreign stock rose 10% in price but the U.S. dollar gained 5% against the related foreign currency, a U.S. investor's return would be reduced to about 5%. This is because the foreign currency would "buy" fewer dollars or, conversely, a dollar would buy more of the foreign currency. Many foreign currencies have fluctuated widely against the U.S. dollar for a variety of reasons such as supply and demand of the currency, investor perceptions of world or country economies, political instability, currency speculation by institutional investors, changes in government policies, buying and selling of currencies by central banks of countries, trade balances and changes in interest rates. A Trust's foreign currency transactions will be conducted with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. These dealers realize a profit based on the difference between the price at which they buy the currency (bid price) and the price at which they sell the currency (offer price). The Evaluator will estimate the currency exchange rates based on current activity in the related currency exchange markets, however, due to the volatility of the markets and other factors, the estimated rates may not be indicative of the rate a Trust might obtain had the Trustee sold the currency in the market at that time.

     LIQUIDITY. Whether or not the stocks in a Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of a Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in a Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

    CONSUMER PRODUCT AND RETAIL ISSUERS. Certain Trusts may invest significantly in issuers that manufacture or sell consumer products. The profitability of these companies will be affected by various factors including the general state of the economy and consumer spending trends. In the past, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

    ENERGY INDUSTRY. Certain Trusts are concentrated in issuers within the energy industry. A portfolio concentrated in a single industry may present more risk than a portfolio of more broadly diversified investments. A Trust, and therefore Unitholders, may be particularly susceptible to a negative impact resulting from adverse market conditions or other factors affecting issuers in the energy industry because any negative impact on the energy industry will not be diversified among issuers within other unrelated industries. Accordingly, an investment in Units should be made with an understanding of the risks inherent in the energy industry.

    These factors include political conditions in oil producing regions, including the Middle East, the actions of the Organization of Petroleum Exporting Countries (OPEC), the domestic and foreign supply of oil and gas, the level of consumer demand, weather conditions, the price and availability of alternative fuels and overall economic conditions. In addition, various factors, including the capacity and availability of oil and gas gathering systems and pipelines, changes in supply due to drilling by other producers and changes in demand, may have an adverse impact on the issuers of Securities. An issuer's revenues, profitability and liquidity are substantially dependent upon prevailing prices for oil and natural gas which can be extremely volatile and in past years have been depressed by excess total domestic and imported supplies. There can be no assurance that current price levels can be sustained. Prices also are affected by actions of state and local agencies, the United States and foreign governments, and international cartels. Any substantial or extended decline in the price of oil and/or natural gas would have a material adverse effect on the financial condition and results of operations of the issuers of the Securities, including reduced cash flow and borrowing capacity. If market factors were to change dramatically, the financial impact on an issuer could be substantial. The nature of the oil and gas business also involves a variety of risks, including the risks of operating hazards such as fires, explosions, cratering, blow-outs, and encountering formations with abnormal pressures, the occurrence of any of which could have a material adverse impact on the issuers of the Securities. Companies generally maintain insurance against some, but not all, of these risks. The occurrence of a significant event, however, that is not fully insured could have a material adverse effect on a issuer's financial position. In addition, the issuers may engage in oil and gas hedging activities to help reduce exposure to the volatility of oil and gas prices by hedging a portion of its production. These hedging arrangements may have an adverse impact on the financial condition of the issuers under certain circumstances and may limit potential gains by an issuer if the market prices for oil and gas were to rise substantially over the price established by the hedge.

    The future performance of oil and gas issuers is dependent upon the ability to find or acquire additional oil and gas reserves that are economically recoverable. Unless an issuer successfully replaces the reserves that it produces, reserves will decline, resulting eventually in a decrease in oil and gas production and lower revenues and cash flow from operations. There can be no assurance that any issuer will be able to acquire, at acceptable costs, producing oil and gas properties that contain economically recoverable reserves or that it will make such acquisitions at acceptable prices. In addition, exploitation, development and exploration involve numerous risks, including depositional or trapping uncertainties or other conditions that may result in dry holes, the failure to produce oil and gas in commercial quantities and the inability to fully produce discovered reserves.

    The production and sale of oil and gas are subject to a variety of federal, state, local and foreign government regulations, including regulations concerning the prevention of waste, the discharge of materials in the environment, the conservation of oil and natural gas, pollution, permits for drilling operations, drilling bonds, reports concerning operations, the spacing of wells, the unitization and pooling of properties, and various other matters. Such laws and regulations have increased the costs of planning designing, drilling, installing, operating and abandoning oil and gas facilities. Many jurisdictions have imposed limitations on the production of oil and gas by restricting the rate of flow for oil and gas wells below their actual capacity to produce. During recent years there has been significant discussion by legislators concerning a variety of energy tax proposals. May states have raised state taxes on energy sources and additional increases may occur. There can be no assurance that significant costs for compliance will not be incurred by any issuer in the future.

   International investments may represent a significant portion of an issuer's total assets or reserves. Foreign properties, operations or investments may be adversely affected by local political and economic developments, exchange controls, currency fluctuations, royalty and tax increases, retroactive tax claims, expropriation, import and export regulations and other foreign laws or policies as well as by laws and policies of the United States affecting foreign trade, taxation and investment. In addition, in the event of a dispute arising from foreign operations, an issuer may be subject to the exclusive jurisdiction of foreign courts or may not be successful in subjecting foreign person to the jurisdiction of the courts in the United States.

   FINANCIAL SERVICES. An investment in Units of the Trust should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

   Banks and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks are highly dependent on net interest margin. Bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Banks had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided as a result of increasing interest rates and other factors, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks because they generally have a portion of their assets invested in loans secured by real estate. Banks and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

   The statutory requirements applicable to and regulatory supervision of banks and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley financial-services overhaul legislation allows banks, securities firms and insurance companies to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability, as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers. Among other benefits, such legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. Neither the Sponsor nor the Underwriter makes any prediction as to what, if any, manner of bank regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

   The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

   The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. Neither the Sponsor nor the Underwriter makes any prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

   Companies engaged in investment management and brokerage activities are subject to the adverse effects of economic recession, volatile interest rates, and competition from new entrants in their fields of business. Adverse changes in the direction of the stock market, investor confidence, the financial health of customers, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in investment management and brokerage activities are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including but not limited to interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other natural or man-made disasters and the effects of client mergers. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressure to compete globally.

   In addition to the normal risks of business, companies involved in the insurance and risk management industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as:

     o the inherent uncertainty in the process of establishing property-liability loss reserves, and the fact that ultimate losses could materially exceed established loss reserves, which could have a material adverse effect on results of operations and financial condition;

     o the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophic losses, which could have a material adverse impact on their financial conditions, results of operations and cash flow;

     o the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claim settlement practices;

     o the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability ratings;

     o the extensive regulation and supervision to which insurance companies are subject, and various regulatory and other legal actions;

     o the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; and

     o the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

   The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state leglislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

   All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

   HEALTH CARE ISSUERS. An investment in Units of certain Trusts should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs.

   Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in your Trust.

   TECHNOLOGY ISSUERS. Certain Trusts are concentrated in issuers within the technology industry. A portfolio concentrated in a single industry may present more risk than a portfolio broadly diversified over several industries. These Trusts, and therefore Unitholders, may be particularly susceptible to a negative impact resulting from adverse market conditions or other factors affecting technology issuers because any negative impact on the technology industry will not be diversified among issuers within other unrelated industries. Accordingly, an investment in Units should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

   Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer related equipment, computer networks, communications systems, telecommunications products, electronic products, and other related products, systems and services. The market for technology products and services, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond timely to compete in the rapidly developing marketplace.

   The market for certain technology products and services may have only recently begun to develop, is rapidly evolving and is characterized by an increasing number of market entrants. Additionally, certain technology companies may have only recently commenced operations or offered equity securities to the public. Such companies are in the early stage of development and have a limited operating history on which to analyze future operating results. It is important to note that following its initial public offering a security is likely to experience substantial stock price volatility and speculative trading. Accordingly, there can be no assurance that upon redemption of Units or termination of a Trust a Unitholder will receive an amount greater than or equal to the Unitholder's initial investment.

   Based on trading history, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem units, or roll over Units into a new trust, at a price equal to or greater than the original price paid for such Units.

   Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or and interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous and constantly developing industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies are incorporated into other related products, certain companies are often highly dependent on the performance of other computer, electronics and communications companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders form other customers. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

    TELECOMMUNICATIONS ISSUERS. Because the Trust is also concentrated in the telecommunications industry, the value of the Units may be susceptible to factors affecting the telecommunications industry. The telecommunications industry is subject to governmental regulation, and the products and services of telecommunications companies may be subject to rapid obsolescence. These factors could affect the value of Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. Certain types of companies represented in a portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. Recent federal legislation governing the United States telecommunications industry remains subject to judicial review and additional interpretation, which may adversely affect the companies whose securities are held by the Trust. While a portfolio concentrates on the securities of established suppliers of traditional telecommunication products and services, the Trust may also invest in smaller telecommunications companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

    UTILITY AND ENERGY ISSUERS. An investment in Units of certain Trusts should be made with an understanding of the characteristics of the public utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental, nuclear safety and other regulatory considerations, the difficulty of the capital markets absorbing utility debt and equity securities, the difficulty in obtaining fuel for electric generation at reasonable prices, regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; and the effects of energy conservation. There is no assurance that public service commissions will grant rate increases in the future or that any such increases will be timely or adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, electric utility stock prices may be adversely affected as interest rates rise. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment. Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation with their customers, on the one hand, or suppliers, on the other. Recently, two California public electric utilities claimed inability to meet their obligations to their suppliers in the deregulated wholesale market for electricity due to regulatory restrictions on their ability to pass increasing costs along to their customers in the retail market. These defaults led their wholesale suppliers to threaten to institute involuntary bankruptcy proceedings against the utility companies. Subsequently, one of the utility companies filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978.

     Certain of the issuers of the Securities may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units.

     In view of the uncertainties discussed above, there can be no assurance that any utility company's share of the full cost of nuclear units under construction ultimately will be recovered in rates or the extent to which a company could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on a company's financial condition, the results of its operations, its ability to make interest and principal payments on its outstanding debt or to pay dividends.

     Other general problems of the electric, gas and water utility industries (including state and local joint action power agencies) include rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, recent reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy and environmental conservation efforts. Each of the problems referred to could adversely affect the ability of the issuers of any Securities to make dividend payments and the value of such Securities on redemption of your Units.

THE TRUSTS

     Investors should note that the selection criteria were applied to the Securities for inclusion in the Trusts prior to of the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for a Trust, such Security will not as a result thereof be removed from a Trust portfolio.

   The Morgan Stanley indices are the exclusive property of Morgan Stanley and are service marks of Morgan Stanley and have been licensed for use by the Trust and Van Kampen Funds Inc.

   This fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of these indices to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of these indices which are determined, composed and calculated by Morgan Stanley without regard to the issuer of this fund or this fund. Morgan Stanley has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating these indices. Morgan Stanley is not responsible for and has not participated in the determination of or the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which Units of this fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

   ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEX FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, NEITHER MORGAN STANLEY NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MORGAN STANLEY NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MORGAN STANLEY HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPONSOR INFORMATION

     Van Kampen Funds Inc. is the Sponsor of the Trusts. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $98 billion under management or supervision as of February 28, 2005. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of February 28, 2005, the total stockholders' equity of Van Kampen Funds Inc. was $234,349,973 (unaudited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

     Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12 Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trusts.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for each Trust. Such records shall include the name and address of, and the number of Units of each Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in each Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

     A Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by a Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). A Trust will be liquidated by the Trustee in the event that a sufficient number of Units of such Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in such Trust. If a Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable qualified Unitholders to request an in kind distribution of the U.S.-traded Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded Securities in a Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders who are not qualified to, or who do not, request an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the appropriate Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts of such Trust.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.






                             INFORMATION SUPPLEMENT

                            THE ROARING 2000sSM TRUST

                  THE ROARING 2000sSM TRUST, TRADITIONAL SERIES

                          THE ROARING 2000sSM PORTFOLIO

                THE ROARING 2000sSM PORTFOLIO, TRADITIONAL SERIES

--------------------------------------------------------------------------------

     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. You should read this Information Supplement in conjunction with the Prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Trust. This Information Supplement may not be used to offer or sell Units without the Prospectus. You can obtain copies of the Prospectus by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus. All capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                            PAGE

                           Risk Factors                        2
                           The Trust                           8
                           Sponsor Information                11
                           Trustee Information                11
                           Trust Termination                  12



                                   VAN KAMPEN
                                   INVESTMENTS
                                      SHINE




RISK FACTORS

     EXCHANGE-TRADED FUNDS. Shares of ETFs are listed on a securities exchange. The net asset value of ETF shares will fluctuate with changes in the value of the underlying securities that the fund owns. In addition, for various reasons ETF shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. The articles of incorporation or other organizational documents of some ETFs may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including the Trust) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those ETF shares that were purchased by the Trust at a premium. In the unlikely event that an ETF converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Trust since shares of open-end funds trade at net asset value. Certain ETFs may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by the Trust are repurchased by a fund, the Trust`s position in that fund will be reduced and the cash will be distributed.

     PRICE VOLATILITY. Because your Trust invests in securities of U.S. and foreign companies, you should understand the risks of investing in securities before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the securities (and therefore Units) will fall. Securities are especially susceptible to general market movements. The value of securities often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the securities in your Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of your Trust will be positive over any period of time. Because the Trust is unmanaged, the Trustee will not sell securities in response to market fluctuations as is common in managed investments. In addition, because your Trust holds a relatively small number of securities, you may encounter greater market risk than in a more diversified investment.

     DIVIDENDS. Stocks represent ownership interests in a company and are not obligations of the company. Common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     FOREIGN STOCKS. Because your Trust invests in foreign securities, they involve additional risks that differ from an investment in domestic securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers. With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of your Trust, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, industrial foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

     FOREIGN CURRENCIES. Your Trust also involves the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. For example, if a foreign stock rose 10% in price but the U.S. dollar gained 5% against the related foreign currency, a U.S. investor's return would be reduced to about 5%. This is because the foreign currency would "buy" fewer dollars or, conversely, a dollar would buy more of the foreign currency. Many foreign currencies have fluctuated widely against the U.S. dollar for a variety of reasons such as supply and demand of the currency, investor perceptions of world or country economies, political instability, currency speculation by institutional investors, changes in government policies, buying and selling of currencies by central banks of countries, trade balances and changes in interest rates. Your Trust's foreign currency transactions will be conducted with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. These dealers realize a profit based on the difference between the price at which they buy the currency (bid price) and the price at which they sell the currency (offer price). The Trustee will estimate the currency exchange rates based on current activity in the related currency exchange markets, however, due to the volatility of the markets and other factors, the estimated rates may not be indicative of the rate your Trust might obtain had the Trustee sold the currency in the market at that time.

   FINANCIAL SERVICES. An investment in Units of the Trust should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

   Banks and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Banks had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided as a result of increasing interest rates and other factors, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks because they generally have a portion of their assets invested in loans secured by real estate. Banks and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

   The statutory requirements applicable to and regulatory supervision of banks and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in the Trust's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley financial-services overhaul legislation will allow banks, securities firms and insurance companies to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability, as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers. Among other benefits, such legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. Neither the Sponsor nor the Underwriter makes any prediction as to what, if any, manner of bank regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

   The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

   The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. Neither the Sponsor nor the Underwriter makes any prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

   Companies engaged in the investment management industry are subject to the adverse effects of economic recession, volatile interest rates, and competition from new entrants in their fields of business. Adverse changes in the direction of the stock market, investor confidence, equity transaction volume, the level and direction of interest rates and the outlook of emerging markets could adversely affect the financial stability, as well as the stock prices, of these companies. Additionally, competitive pressures, including increased competition with new and existing competitors, the ongoing commoditization of traditional businesses and the need for increased capital expenditures on new technology could adversely impact the profit margins of companies in the investment management and brokerage industries. Companies involved in the investment management industry are also subject to extensive regulation by government agencies and self-regulatory organizations, and changes in laws, regulations or rules, or in the interpretation of such laws, regulations and rules could adversely affect the stock prices of such companies.

   Companies involved in the insurance, reinsurance and risk management industry underwrite, sell or distribute property, casualty and business insurance. Many factors affect insurance, reinsurance and risk management company profits, including but not limited to interest rate movements, the imposition of premium rate caps, a misapprehension of the risks involved in given underwritings, competition and pressure to compete globally, weather catastrophes or other disasters and the effects of client mergers. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversley affect insurance companies' policy sales, tax obligations and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressure to compete globally.

   In addition to the normal risks of business, companies involved in the insurance and risk management industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as:

     o the inherent uncertainty in the process of establishing property-liability loss reserves, and the fact that ultimate losses could materially exceed established loss reserves, which could have a material adverse effect on results of operations and financial condition;

     o the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophic losses, which could have a material adverse impact on their financial conditions, results of operations and cash flow;

     o the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claim settlement practices;

     o the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability ratings;

     o the extensive regulation and supervision to which insurance companies are subject, and various regulatory and other legal actions;

     o the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; and

     o the uncertainty involved in estmating the availability of reinsurance and the collectibility of reinsurance recoverables.

   The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state leglislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

   All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

    HEALTH CARE ISSUERS. An investment in Units of the Trust should be made with an understanding of the problems and risks inherent in the healthcare industry in general. Healthcare companies involved in advanced medical devices and instruments, drugs and biotech, managed care, hospital management/health services and medical supplies have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among other things, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third-party payor programs.

   Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in your Trust.

   TECHNOLOGY ISSUERS. Your Trust invests significantly in issuers within the technology industry. A portfolio concentrated in a single industry may present more risk than a portfolio broadly diversified over several industries. The Trust, and therefore Unitholders, may be particularly susceptible to a negative impact resulting from adverse market conditions or other factors affecting technology issuers because any negative impact on the technology industry will not be diversified among issuers within other unrelated industries. Accordingly, an investment in Units should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

   Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer related equipment, computer networks, communications systems, telecommunications products, electronic products, and other related products, systems and services. The market for technology products and services, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond timely to compete in the rapidly developing marketplace.

   The market for certain technology products and services may have only recently begun to develop, is rapidly evolving and is characterized by an increasing number of market entrants. Additionally, certain technology companies may have only recently commenced operations or offered equity securities to the public. Such companies are in the early stage of development and have a limited operating history on which to analyze future operating results. It is important to note that following its initial public offering a security is likely to experience substantial stock price volatility and speculative trading. Accordingly, there can be no assurance that upon redemption of Units or termination of your Trust a Unitholder will receive an amount greater than or equal to the Unitholder's initial investment.

   Based on trading history, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem units, or roll over Units into a new trust, at a price equal to or greater than the original price paid for such Units.

   Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or and interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous and constantly developing industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies are incorporated into other related products, certain companies are often highly dependent on the performance of other computer, electronics and communications companies. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders form other customers. Similarly, the success of certain companies is tied to a relatively small concentration of products or technologies with intense competition between companies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     LIQUIDITY. Whether or not the stocks in the Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of the Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in the Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in your Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

THE TRUST

     Harry S. Dent, Jr. believes that the economy may be on the edge of economic change that may change how people communicate and fundamentally alter how and where people live and work. At the same time, Mr. Dent believes the Baby Boom generation will reach its peak earning, spending and productivity years. Mr. Dent believes that the convergence of these two events could spark the trends of the years ahead.

     The Trust was designed to benefit from the insights, philosophies and strategies found in the book, "The Roaring 2000s," by Harry S. Dent, Jr.

     Family spending cycles of each new generation of consumers and workers drive the economy. Birth rates, because they show how many people are in a generation, may be a leading indicator of the economy. As a generation develops and moves into its peak family spending cycle, the economy may rise.

     To account for the number of people at their peak spending age at a given time, Mr. Dent lags the birth index forward 46.5 years (the average person historically hits their peak spending at approximately 46.5 years of age). After consideration of this lag, the birth index and the Dow Jones Industrial Average, adjusted for inflation, have exhibited a close correlation in the past. Mr. Dent believes that this "Spending Wave" may enable a connection to be made, helping to forecast the economy in the future. Of course, past performance is no guarantee of future results.

     Based on the cycles discussed previously, Mr. Dent has identified various sectors of our economy that may be primed for growth potential. The Trust seeks to capitalize on trends impacting four main sectors, including:

   o TECHNOLOGY - New technologies may be shaping new standards in the way people work and live. Businesses may be beginning to prepare for downshifts in the labor force by investing in labor saving technology that could improve productivity and lower costs.

   o FINANCIAL SERVICES - The Baby Boomers may be forced to become investors and, therefore, may need to seek financial advice. Additionally, choices for investing are numerous and complicated. As our economy grows, so may additional opportunities for investment vehicles.

   o HEALTH CARE - As the Baby Boomers age, health care may become increasingly important as needs statistically begin to rise. As people age they tend to spend more of their income on health care costs. As technologies increase, Americans may find more options and choices in this sector than ever before.

   o U.S. MULTINATIONAL COMPANIES - A global marketplace is emerging and many U.S.-based companies appear to be experiencing new sales growth through the elimination of geographical barriers that once inhibited sales. Now, through technology increases, multinational companies may be emerging as market leaders internationally as well as domestically.

     The Sponsor selected the portfolio based on concepts presented in The Roaring 2000s and research compiled by Mr. Dent. Mr. Dent did not select the stocks for the portfolio, does not endorse the Trust and will not supervise the portfolio. The opinions and forecasts of Mr. Dent expressed in his books and elsewhere are not necessarily those of Van Kampen Funds Inc. and may not actually come to pass. Mr. Dent is being compensated by the Sponsor for his research.

     The Roaring 2000s Portfolio, Series 21 Trust invests in exchange-traded funds. Exchange-traded funds are investment pools that hold other securities. The ETFs in the Trust are passively-managed index funds that seek to replicate the performance or composition of a recognized securities index. The ETFs held by the Trust are either open-end management investment companies or unit investment trusts registered under the Investment Company Act of 1940. Unlike typical open-end funds or unit investment trusts, ETFs generally do not sell or redeem their individual shares at net asset value. ETFs generally sell and redeem shares in large blocks (often known as "Creation Units"), however, the Sponsor does not intend to sell or redeem ETF shares in this manner. In addition, securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end funds and unit investment trusts, which issue redeemable shares, and of corporate common stocks, which generally issue shares that trade at negotiated prices on securities exchanges and are not redeemable.

   ETFs are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding ETFs or their underlying investments change. Shares of ETF frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

   OPEN-END FUNDS. Open-end funds of the type held by the Trust are passively-managed investment companies that are registered under the Investment Company Act of 1940 and invest in securities in an effort to replicate the performance of a recognized securities index. These open-end funds have received orders from the Securities and Exchange Commission exempting them from various provisions of the Investment Company Act of 1940. Regular open-end funds generally issue redeemable securities that are issued and redeemed at a price based on the fund's current net asset and are not traded on a securities exchange. The open-end funds selected for the Trust, however, issue shares of common stock that are traded on a securities exchange based on negotiated prices rather than the fund's current net asset value. These funds only issue new shares and redeem outstanding shares in very large blocks, often called "Creation Units," in exchange for an in-kind distribution of the fund's portfolio securities. Due to a variety of cost and administrative factors, the Trust will generally buy and sell shares of its underlying open-end funds on securities exchanges rather than engaging in transactions in Creation Units.

   Shares of exchange-traded open-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of open-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

   UNIT INVESTMENT TRUSTS. Unit investment trusts, or UITs, of the type held by the Trust are passively-managed investment companies that are registered under the Investment Company Act of 1940 and invest in securities in an effort to replicate the performance of a recognized securities index. These UITs differ significantly from your Trust in certain respects, even though the UITs held in the Trust and the Trust itself are registered unit investment trusts. The UITs in the Trust have received orders from the Securities and Exchange Commission exempting them from various provisions of the Investment Company Act of 1940. Regular UITs, such as your Trust, generally issue redeemable securities that are issued and redeemed at a price based on the UIT's current net asset value and are not traded on a securities exchange. The UITs selected for the Trust, however, issue units that are traded on a securities exchange based on negotiated prices rather than the UIT's current net asset value. These UITs only issue new shares and redeem outstanding shares in very large blocks, often called "Creation Units," in exchange for an in-kind distribution of the UIT's portfolio securities. Due to a variety of cost and administrative factors, the Trust will generally buy and sell shares of its underlying UITs on securities exchanges rather than engaging in transactions in Creation Units.

   Units of exchange-traded UITs frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of UIT units may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

   Investors should note that the selection criteria were applied to the Securities for inclusion in the Trust prior to the Initial Date of Deposit. Should a Security no longer meet the criteria used for selection for the Trust, such Security will not as a result thereof be removed from the Trust.

     The Roaring 2000sSM is the exclusive property of The H.S. Dent Foundation. The Roaring 2000sSM is a service mark of the H.S. Dent Foundation and has been licensed for use by Van Kampen Funds Inc.

   This fund is not sponsored, endorsed, sold or promoted by the H.S. Dent Foundation. The H.S. Dent Foundation makes no representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly. The H.S. Dent Foundation is the licensor of certain trademarks, service marks and trade names of the H.S. Dent Foundation. The H.S. Dent Foundation is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued. The H.S. Dent Foundation has no obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

   NEITHER The H.S. DENT Foundation NOR ANY OTHER RELATED PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA INCLUDED THEREIN. NEITHER The H.S. DENT Foundation NOR ANY OTHER RELATED PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY DATA INCLUDED HEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER The H.S. DENT Foundation NOR ANY OTHER RELATED PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND The H.S. DENT Foundation HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ITS SERVICE MARKS. WITHOUT LIMITING ANY OF THE FORE-GOING, IN NO EVENT SHALL The H.S. DENT Foundation OR ANY OTHER RELATED PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Trust. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $98 billion under management or supervision as of February 28, 2005. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 1221 Avenue of the Americas, New York, New York 10020. As of February 28, 2005, the total stockholders' equity of Van Kampen Funds Inc. was $235,349,973 (unaudited). (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

   Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 12217, (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

     The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Trust then outstanding or by the Trustee when the value of the Securities owned by the Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). The Trust will be liquidated by the Trustee in the event that a sufficient number of Units of the Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Trust and will include with such notice a form to enable qualified Unitholders to request an in kind distribution of the U.S.-traded Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the U.S.-traded Securities in the Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. A Unitholder electing an in kind distribution will not receive a distribution of shares of the foreign exchange-traded Securities but will instead receive cash representing his pro rata portion of such Securities. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders who are not qualified to, or who do not, request an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to the Unitholder of the Trust his pro rata share of the balance of the Income and Capital Accounts of the Trust.

     The Sponsor currently intends to, but is not obligated to, offer for sale units of a subsequent series of the Trust. There is, however, no assurance that units of any new series of the Trust will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.




                                                                       EMSPRO300




                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Focus Portfolios, Series 300, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 23rd day of November, 2005.

                                         Van Kampen Focus Portfolios, Series 300
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                             By: John F. Tierney
                                                              Executive Director
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on November 23, 2005 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Michael P. Kiley                    Managing Director                         )

Edward C. Wood, III                 Managing Director                         )


                                                             /s/ John F. Tierney
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 450 (File No. 333-116165) dated August 23, 2005 and the same hereby is incorporated herein by reference.